OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other accounts receivable and prepaid expense
	December 31,
	2023	2022

Prepaid expenses	$5,890	$4,560
Government authorities	988	2,108
Accrued interest	591	1,059
Foreign currency derivative contracts	650	23
Short-term deposits	145	163
Others	173	72

	$8,437	$7,985